Shareholder Report, Line Graph (Details) - USD ($)		1 Months Ended	2 Months Ended	3 Months Ended	4 Months Ended	5 Months Ended	6 Months Ended	7 Months Ended	8 Months Ended	9 Months Ended	10 Months Ended	11 Months Ended	12 Months Ended		13 Months Ended	14 Months Ended	15 Months Ended	16 Months Ended	17 Months Ended	18 Months Ended	19 Months Ended	20 Months Ended	21 Months Ended	22 Months Ended	23 Months Ended	24 Months Ended	25 Months Ended	26 Months Ended	27 Months Ended	28 Months Ended	29 Months Ended	30 Months Ended	31 Months Ended	32 Months Ended	33 Months Ended	34 Months Ended	35 Months Ended	36 Months Ended	37 Months Ended	38 Months Ended	39 Months Ended	40 Months Ended	41 Months Ended	42 Months Ended	43 Months Ended	44 Months Ended	45 Months Ended	46 Months Ended	47 Months Ended	48 Months Ended	49 Months Ended	50 Months Ended	51 Months Ended	52 Months Ended	53 Months Ended	54 Months Ended	55 Months Ended	56 Months Ended	57 Months Ended	58 Months Ended	59 Months Ended	60 Months Ended	61 Months Ended	62 Months Ended	63 Months Ended	64 Months Ended	65 Months Ended	66 Months Ended	67 Months Ended	68 Months Ended	69 Months Ended	70 Months Ended	71 Months Ended	72 Months Ended	73 Months Ended	74 Months Ended	75 Months Ended	76 Months Ended	77 Months Ended	78 Months Ended	79 Months Ended	80 Months Ended	81 Months Ended	82 Months Ended	83 Months Ended	84 Months Ended	85 Months Ended	86 Months Ended	87 Months Ended	88 Months Ended	89 Months Ended	90 Months Ended	91 Months Ended	92 Months Ended	93 Months Ended	94 Months Ended	95 Months Ended	96 Months Ended	97 Months Ended	98 Months Ended	99 Months Ended	100 Months Ended	101 Months Ended	102 Months Ended	103 Months Ended	104 Months Ended	105 Months Ended	106 Months Ended	107 Months Ended	108 Months Ended	109 Months Ended	110 Months Ended	111 Months Ended	112 Months Ended	113 Months Ended	114 Months Ended	115 Months Ended	116 Months Ended	117 Months Ended	118 Months Ended	119 Months Ended	120 Months Ended
	Jan. 31, 2016	Feb. 29, 2016	Mar. 31, 2016	Apr. 30, 2016	May 31, 2016	Jun. 30, 2016	Jul. 31, 2016	Aug. 31, 2016	Sep. 30, 2016	Oct. 31, 2016	Nov. 30, 2016	Dec. 31, 2016	Jan. 31, 2026	Jan. 31, 2017	Feb. 28, 2017	Mar. 31, 2017	Apr. 30, 2017	May 31, 2017	Jun. 30, 2017	Jul. 31, 2017	Aug. 31, 2017	Sep. 30, 2017	Oct. 31, 2017	Nov. 30, 2017	Dec. 31, 2017	Jan. 31, 2018	Feb. 28, 2018	Mar. 31, 2018	Apr. 30, 2018	May 31, 2018	Jun. 30, 2018	Jul. 31, 2018	Aug. 31, 2018	Sep. 30, 2018	Oct. 31, 2018	Nov. 30, 2018	Dec. 31, 2018	Jan. 31, 2019	Feb. 28, 2019	Mar. 31, 2019	Apr. 30, 2019	May 31, 2019	Jun. 30, 2019	Jul. 31, 2019	Aug. 31, 2019	Sep. 30, 2019	Oct. 31, 2019	Nov. 30, 2019	Dec. 31, 2019	Jan. 31, 2020	Feb. 29, 2020	Mar. 31, 2020	Apr. 30, 2020	May 31, 2020	Jun. 30, 2020	Jul. 31, 2020	Aug. 31, 2020	Sep. 30, 2020	Oct. 31, 2020	Nov. 30, 2020	Dec. 31, 2020	Jan. 31, 2021	Feb. 28, 2021	Mar. 31, 2021	Apr. 30, 2021	May 31, 2021	Jun. 30, 2021	Jul. 31, 2021	Aug. 31, 2021	Sep. 30, 2021	Oct. 31, 2021	Nov. 30, 2021	Dec. 31, 2021	Jan. 31, 2022	Feb. 28, 2022	Mar. 31, 2022	Apr. 30, 2022	May 31, 2022	Jun. 30, 2022	Jul. 31, 2022	Aug. 31, 2022	Sep. 30, 2022	Oct. 31, 2022	Nov. 30, 2022	Dec. 31, 2022	Jan. 31, 2023	Feb. 28, 2023	Mar. 31, 2023	Apr. 30, 2023	May 31, 2023	Jun. 30, 2023	Jul. 31, 2023	Aug. 31, 2023	Sep. 30, 2023	Oct. 31, 2023	Nov. 30, 2023	Dec. 31, 2023	Jan. 31, 2024	Feb. 29, 2024	Mar. 31, 2024	Apr. 30, 2024	May 31, 2024	Jun. 30, 2024	Jul. 31, 2024	Aug. 31, 2024	Sep. 30, 2024	Oct. 31, 2024	Nov. 30, 2024	Dec. 31, 2024	Jan. 31, 2025	Feb. 28, 2025	Mar. 31, 2025	Apr. 30, 2025	May 31, 2025	Jun. 30, 2025	Jul. 31, 2025	Aug. 31, 2025	Sep. 30, 2025	Oct. 31, 2025	Nov. 30, 2025	Dec. 31, 2025	Jan. 31, 2026
C000013069
Account Value [Line Items]
Line Graph and Table Measure Name													Class A with Maximum Sales Charge
Accumulated Value	$ 10,000	$ 9,665	$ 9,763	$ 9,870	$ 9,956	$ 10,174	$ 10,174	$ 10,217	$ 10,148	$ 10,013	$ 9,591	$ 9,678		$ 9,699	$ 9,765	$ 9,808	$ 9,885	$ 10,086	$ 10,073	$ 10,151	$ 10,263	$ 10,284	$ 10,315	$ 10,335	$ 10,448	$ 10,342	$ 10,294	$ 10,349	$ 10,323	$ 10,449	$ 10,505	$ 10,528	$ 10,549	$ 10,511	$ 10,400	$ 10,482	$ 10,599	$ 10,683	$ 10,757	$ 10,978	$ 11,028	$ 11,237	$ 11,287	$ 11,374	$ 11,597	$ 11,523	$ 11,523	$ 11,549	$ 11,587	$ 11,810	$ 12,021	$ 11,157	$ 10,835	$ 11,173	$ 11,461	$ 11,686	$ 11,669	$ 11,651	$ 11,646	$ 11,886	$ 12,038	$ 12,201	$ 12,051	$ 12,109	$ 12,257	$ 12,353	$ 12,437	$ 12,534	$ 12,485	$ 12,383	$ 12,361	$ 12,472	$ 12,503	$ 12,199	$ 12,096	$ 11,724	$ 11,367	$ 11,428	$ 11,150	$ 11,444	$ 11,206	$ 10,652	$ 10,481	$ 11,044	$ 10,970	$ 11,369	$ 11,059	$ 11,210	$ 11,277	$ 11,203	$ 11,383	$ 11,407	$ 11,276	$ 10,887	$ 10,640	$ 11,415	$ 11,816	$ 11,871	$ 11,928	$ 11,998	$ 11,849	$ 11,920	$ 12,156	$ 12,289	$ 12,406	$ 12,583	$ 12,386	$ 12,609	$ 12,381	$ 12,439	$ 12,604	$ 12,343	$ 12,144	$ 12,036	$ 12,127	$ 11,987	$ 12,064	$ 12,499	$ 12,670	$ 12,716	$ 12,731	$ 12,846
C000013071
Account Value [Line Items]
Line Graph and Table Measure Name													Class C
Accumulated Value	10,000	9,992	10,080	10,191	10,266	10,487	10,478	10,517	10,443	10,296	9,855	9,931		9,958	10,010	10,061	10,125	10,314	10,302	10,379	10,481	10,495	10,520	10,533	10,648	10,522	10,473	10,538	10,486	10,616	10,668	10,684	10,697	10,646	10,529	10,609	10,714	10,796	10,868	11,073	11,132	11,323	11,368	11,452	11,672	11,582	11,586	11,604	11,623	11,854	12,059	11,181	10,851	11,179	11,454	11,674	11,658	11,629	11,613	11,849	12,002	12,153	11,997	12,049	12,184	12,263	12,343	12,437	12,374	12,269	12,235	12,343	12,367	12,059	11,940	11,576	11,213	11,269	10,978	11,267	11,032	10,462	10,301	10,845	10,757	11,156	10,847	10,982	11,043	10,969	11,120	11,150	11,001	10,626	10,371	11,133	11,515	11,563	11,612	11,660	11,524	11,588	11,809	11,922	12,018	12,177	11,991	12,198	11,965	12,014	12,176	11,908	11,706	11,598	11,682	11,541	11,610	12,020	12,170	12,223	12,212	12,317
C000048637
Account Value [Line Items]
Line Graph and Table Measure Name													Class I
Accumulated Value	1,000,000	999,190	1,008,344	1,020,813	1,029,871	1,052,640	1,052,828	1,056,403	1,050,641	1,036,848	993,372	1,002,622		1,005,041	1,012,067	1,016,718	1,024,902	1,044,817	1,044,841	1,053,096	1,064,934	1,067,313	1,070,794	1,071,901	1,085,011	1,073,058	1,069,471	1,075,484	1,072,922	1,086,278	1,092,368	1,094,976	1,097,361	1,092,414	1,082,401	1,091,094	1,103,507	1,112,421	1,120,403	1,142,336	1,149,078	1,169,795	1,176,502	1,184,472	1,209,260	1,201,774	1,202,039	1,204,968	1,209,209	1,232,651	1,254,899	1,165,061	1,131,729	1,167,230	1,196,191	1,221,322	1,219,739	1,218,125	1,217,842	1,243,237	1,259,316	1,276,631	1,261,250	1,267,557	1,283,339	1,292,291	1,302,723	1,313,119	1,308,256	1,297,896	1,295,828	1,307,695	1,311,288	1,279,647	1,269,166	1,230,434	1,193,192	1,199,892	1,171,010	1,202,121	1,177,334	1,118,020	1,101,810	1,161,068	1,152,154	1,195,804	1,163,464	1,179,540	1,185,312	1,179,263	1,196,977	1,201,275	1,187,715	1,147,022	1,119,813	1,203,124	1,245,633	1,251,729	1,257,894	1,265,600	1,250,155	1,257,925	1,283,024	1,297,290	1,309,955	1,328,886	1,308,415	1,332,234	1,306,869	1,314,834	1,332,497	1,305,234	1,284,492	1,273,312	1,283,242	1,268,685	1,277,077	1,323,333	1,341,736	1,346,904	1,347,156	1,359,355
C000231374
Account Value [Line Items]
Line Graph and Table Measure Name													Class W
Accumulated Value	10,000	9,992	10,083	10,208	10,299	10,526	10,528	10,564	10,506	10,368	9,934	10,026		10,050	10,121	10,167	10,249	10,448	10,448	10,531	10,649	10,673	10,708	10,719	10,850	10,731	10,695	10,755	10,729	10,863	10,924	10,950	10,974	10,924	10,824	10,911	11,035	11,124	11,204	11,423	11,491	11,698	11,765	11,845	12,093	12,018	12,020	12,050	12,092	12,327	12,549	11,651	11,317	11,672	11,962	12,213	12,197	12,181	12,178	12,432	12,593	12,766	12,613	12,676	12,833	12,923	13,027	13,131	13,083	12,979	12,959	13,096	13,123	12,811	12,710	12,327	11,958	12,030	11,745	12,062	11,817	11,227	11,068	11,668	11,583	12,012	11,706	11,857	11,935	11,879	12,062	12,110	11,963	11,572	11,303	12,148	12,582	12,649	12,716	12,783	12,647	12,731	12,989	13,139	13,272	13,453	13,251	13,513	13,261	13,330	13,530	13,259	13,053	12,944	13,051	12,891	12,998	13,474	13,667	13,725	13,733	13,862
C000154967
Account Value [Line Items]
Line Graph and Table Measure Name													Class A with Maximum Sales Charge
Accumulated Value	10,000	9,686	9,686	9,742	9,723	9,827	9,846	9,846	9,818	9,760	9,467	9,534		9,580	9,637	9,656	9,723	9,828	9,791	9,849	9,906	9,850	9,851	9,775	9,824	9,749	9,723	9,724	9,708	9,767	9,780	9,810	9,813	9,777	9,751	9,813	9,896	9,969	10,024	10,096	10,111	10,214	10,249	10,302	10,375	10,330	10,343	10,356	10,379	10,490	10,563	10,288	10,222	10,482	10,593	10,723	10,703	10,674	10,662	10,773	10,852	10,930	10,819	10,848	10,927	10,946	10,965	11,024	11,002	10,929	10,897	10,945	10,951	10,726	10,685	10,460	10,276	10,376	10,306	10,480	10,352	10,133	10,059	10,418	10,448	10,686	10,505	10,665	10,648	10,558	10,634	10,648	10,569	10,321	10,283	10,750	10,964	10,916	10,955	10,925	10,834	10,764	10,908	11,000	11,144	11,248	11,101	11,235	11,130	11,188	11,301	11,185	11,146	11,216	11,330	11,391	11,473	11,589	11,661	11,678	11,716	11,806
C000154968
Account Value [Line Items]
Line Graph and Table Measure Name													Class C
Accumulated Value	10,000	10,005	9,999	10,051	10,025	10,126	10,129	10,132	10,097	10,031	9,725	9,786		9,826	9,879	9,892	9,955	10,056	10,012	10,065	10,117	10,054	10,048	9,965	10,008	9,925	9,893	9,888	9,856	9,919	9,926	9,951	9,947	9,904	9,872	9,929	10,006	10,073	10,123	10,190	10,199	10,296	10,324	10,372	10,438	10,386	10,393	10,400	10,416	10,511	10,587	10,306	10,223	10,487	10,591	10,715	10,688	10,652	10,634	10,738	10,800	10,881	10,764	10,785	10,858	10,880	10,882	10,933	10,904	10,826	10,797	10,828	10,827	10,598	10,551	10,332	10,134	10,227	10,151	10,316	10,184	9,962	9,883	10,230	10,252	10,479	10,296	10,446	10,423	10,328	10,396	10,403	10,320	10,071	10,027	10,476	10,678	10,624	10,656	10,621	10,526	10,451	10,584	10,667	10,800	10,894	10,744	10,867	10,759	10,808	10,911	10,781	10,747	10,808	10,912	10,953	11,035	11,140	11,202	11,211	11,241	11,494
C000154969
Account Value [Line Items]
Line Graph and Table Measure Name													Class I
Accumulated Value	1,000,000	1,001,297	1,001,518	1,007,601	1,005,856	1,016,801	1,018,949	1,019,123	1,016,430	1,010,693	980,633	987,654		992,633	998,783	1,000,944	1,008,122	1,019,209	1,015,601	1,021,800	1,028,003	1,022,412	1,022,682	1,015,062	1,020,326	1,012,735	1,010,241	1,011,614	1,009,126	1,015,523	1,016,998	1,020,406	1,020,868	1,017,328	1,014,871	1,021,588	1,030,335	1,038,169	1,044,062	1,051,828	1,054,655	1,064,552	1,068,370	1,074,166	1,081,968	1,077,500	1,079,123	1,080,727	1,084,344	1,095,155	1,102,903	1,074,538	1,067,840	1,095,164	1,106,970	1,120,803	1,119,009	1,116,133	1,115,186	1,126,949	1,135,478	1,143,917	1,132,507	1,136,784	1,144,283	1,147,565	1,148,760	1,155,137	1,153,059	1,145,723	1,143,605	1,147,884	1,148,769	1,125,390	1,122,309	1,098,976	1,078,862	1,089,623	1,082,479	1,100,985	1,087,776	1,064,973	1,057,499	1,095,431	1,098,717	1,124,018	1,105,250	1,122,237	1,120,689	1,111,487	1,119,761	1,121,455	1,113,378	1,088,627	1,083,711	1,133,063	1,155,912	1,151,041	1,155,383	1,152,553	1,143,211	1,136,082	1,151,484	1,161,401	1,176,850	1,188,098	1,172,814	1,187,169	1,176,349	1,183,848	1,194,920	1,182,923	1,178,994	1,186,626	1,198,990	1,205,643	1,214,591	1,228,284	1,234,973	1,237,012	1,241,362	1,251,439
C000081348
Account Value [Line Items]
Line Graph and Table Measure Name													Class A with Maximum Sales Charge
Accumulated Value	10,000	9,673	9,732	9,822	9,832	10,034	10,021	10,040	9,995	9,862	9,354	9,512		9,558	9,629	9,668	9,772	9,955	9,912	9,974	10,069	10,002	10,015	9,948	10,068	9,894	9,844	9,883	9,841	9,947	9,938	9,969	9,984	9,917	9,866	9,965	10,081	10,172	10,231	10,348	10,382	10,533	10,575	10,650	10,784	10,700	10,707	10,723	10,748	10,941	11,068	10,701	10,557	10,904	11,014	11,183	11,146	11,136	11,107	11,268	11,334	11,416	11,241	11,287	11,387	11,418	11,440	11,522	11,483	11,375	11,344	11,419	11,432	11,104	11,040	10,686	10,403	10,522	10,380	10,643	10,440	10,096	10,019	10,547	10,560	10,896	10,662	10,884	10,872	10,760	10,839	10,873	10,726	10,361	10,205	10,968	11,304	11,248	11,265	11,256	11,118	11,015	11,219	11,321	11,441	11,581	11,365	11,561	11,400	11,475	11,616	11,389	11,350	11,379	11,493	11,493	11,618	11,849	11,994	12,024	12,053	12,171
C000081349
Account Value [Line Items]
Line Graph and Table Measure Name													Class C
Accumulated Value	10,000	9,992	10,046	10,133	10,137	10,347	10,319	10,331	10,279	10,136	9,616	9,771		9,804	9,871	9,905	10,005	10,187	10,137	10,202	10,284	10,217	10,224	10,150	10,257	10,074	10,017	10,050	10,010	10,111	10,095	10,112	10,121	10,055	9,988	10,083	10,202	10,287	10,333	10,453	10,481	10,618	10,654	10,723	10,851	10,759	10,760	10,770	10,796	10,975	11,104	10,729	10,577	10,919	11,013	11,176	11,140	11,115	11,087	11,233	11,300	11,366	11,184	11,224	11,316	11,348	11,354	11,437	11,383	11,277	11,239	11,306	11,303	10,972	10,911	10,554	10,259	10,380	10,224	10,485	10,279	9,925	9,843	10,364	10,371	10,685	10,459	10,660	10,651	10,535	10,606	10,632	10,482	10,110	9,950	10,689	11,010	10,957	10,959	10,942	10,801	10,695	10,886	10,978	11,087	11,225	11,000	11,183	11,020	11,085	11,216	10,988	10,945	10,974	11,069	11,062	11,175	11,391	11,523	11,544	11,574	11,855
C000081350
Account Value [Line Items]
Line Graph and Table Measure Name													Class I
Accumulated Value	1,000,000	999,975	1,006,279	1,015,837	1,017,113	1,039,057	1,037,135	1,039,272	1,034,866	1,021,314	968,876	985,387		990,340	997,109	1,002,165	1,013,154	1,032,426	1,027,358	1,034,837	1,044,891	1,038,130	1,039,752	1,032,999	1,045,645	1,027,848	1,022,814	1,027,073	1,022,960	1,034,163	1,033,416	1,036,887	1,038,651	1,031,896	1,026,760	1,037,318	1,049,609	1,059,320	1,065,675	1,078,957	1,082,749	1,097,839	1,102,489	1,110,550	1,124,733	1,116,170	1,117,204	1,119,103	1,122,753	1,142,319	1,155,772	1,117,694	1,102,807	1,139,390	1,151,090	1,169,015	1,165,441	1,164,572	1,161,811	1,178,913	1,186,937	1,194,900	1,176,733	1,181,897	1,192,608	1,196,941	1,198,601	1,207,486	1,203,654	1,193,439	1,189,568	1,198,570	1,199,262	1,165,118	1,159,576	1,121,691	1,092,111	1,104,926	1,090,192	1,118,036	1,096,921	1,060,976	1,053,127	1,108,857	1,111,483	1,146,065	1,121,714	1,145,243	1,145,210	1,132,749	1,142,233	1,146,010	1,129,832	1,091,609	1,075,319	1,156,079	1,191,731	1,186,033	1,188,150	1,187,390	1,173,026	1,162,467	1,184,250	1,195,234	1,208,183	1,223,214	1,200,625	1,221,626	1,204,886	1,213,007	1,228,228	1,204,363	1,200,575	1,203,803	1,216,194	1,216,450	1,229,939	1,254,706	1,270,304	1,273,701	1,277,076	1,289,749
C000081345
Account Value [Line Items]
Line Graph and Table Measure Name													Class A with Maximum Sales Charge
Accumulated Value	10,000	9,673	9,725	9,800	9,812	9,974	9,955	9,975	9,925	9,820	9,400	9,522		9,550	9,613	9,635	9,721	9,879	9,831	9,902	9,981	9,916	9,923	9,850	9,945	9,800	9,752	9,775	9,735	9,848	9,839	9,863	9,861	9,812	9,755	9,853	9,952	10,033	10,076	10,191	10,224	10,348	10,380	10,463	10,586	10,518	10,525	10,539	10,560	10,751	10,899	10,560	10,499	10,859	10,932	11,088	11,044	11,031	10,992	11,149	11,197	11,233	11,063	11,064	11,143	11,170	11,197	11,284	11,250	11,139	11,113	11,184	11,182	10,887	10,829	10,516	10,255	10,416	10,230	10,492	10,289	9,973	9,880	10,426	10,415	10,751	10,529	10,761	10,788	10,716	10,770	10,770	10,617	10,229	10,067	10,832	11,160	11,087	11,079	11,069	10,913	10,895	11,073	11,194	11,288	11,439	11,205	11,394	11,215	11,263	11,415	11,228	11,165	11,156	11,244	11,217	11,314	11,576	11,723	11,744	11,765	11,853
C000081346
Account Value [Line Items]
Line Graph and Table Measure Name													Class C
Accumulated Value	10,000	9,992	10,039	10,103	10,109	10,277	10,252	10,257	10,208	10,085	9,655	9,774		9,789	9,848	9,864	9,947	10,102	10,055	10,113	10,195	10,122	10,115	10,043	10,133	9,979	9,924	9,941	9,886	9,994	9,988	10,005	9,997	9,933	9,877	9,962	10,064	10,140	10,177	10,287	10,314	10,432	10,458	10,535	10,652	10,569	10,569	10,577	10,599	10,784	10,918	10,579	10,512	10,858	10,923	11,081	11,029	11,002	10,956	11,105	11,146	11,183	10,999	10,993	11,073	11,093	11,113	11,192	11,143	11,035	10,994	11,065	11,048	10,749	10,685	10,370	10,106	10,258	10,077	10,320	10,114	9,806	9,708	10,229	10,212	10,535	10,320	10,532	10,560	10,475	10,521	10,523	10,358	9,982	9,817	10,548	10,870	10,792	10,768	10,753	10,603	10,570	10,736	10,847	10,940	11,070	10,837	11,013	10,833	10,881	11,022	10,825	10,766	10,742	10,820	10,796	10,874	11,128	11,253	11,276	11,279	11,539
C000081347
Account Value [Line Items]
Line Graph and Table Measure Name													Class I
Accumulated Value	1,000,000	1,000,044	1,005,581	1,013,541	1,014,998	1,032,769	1,031,061	1,032,507	1,027,540	1,016,835	974,426	986,424		989,583	996,288	998,778	1,007,941	1,024,520	1,019,727	1,027,307	1,035,659	1,029,156	1,030,126	1,022,796	1,032,883	1,018,032	1,014,077	1,015,862	1,011,878	1,023,792	1,023,144	1,025,795	1,025,880	1,021,002	1,016,072	1,025,693	1,036,133	1,044,836	1,050,316	1,062,501	1,065,342	1,078,429	1,082,918	1,090,862	1,103,917	1,097,090	1,098,028	1,099,770	1,102,158	1,122,277	1,137,988	1,103,680	1,096,733	1,134,545	1,142,328	1,158,927	1,155,403	1,153,447	1,149,621	1,166,248	1,171,481	1,176,408	1,157,959	1,158,309	1,166,818	1,170,826	1,173,899	1,183,258	1,179,056	1,168,547	1,165,211	1,172,834	1,172,926	1,142,247	1,136,341	1,103,746	1,076,668	1,093,722	1,074,417	1,102,137	1,081,124	1,049,124	1,039,571	1,096,132	1,095,254	1,130,766	1,107,627	1,132,266	1,135,344	1,128,053	1,133,946	1,135,131	1,118,369	1,078,699	1,060,877	1,141,661	1,176,504	1,169,082	1,168,375	1,167,658	1,151,426	1,149,811	1,168,736	1,181,833	1,192,948	1,208,130	1,183,739	1,203,869	1,185,289	1,190,584	1,206,905	1,187,386	1,180,904	1,180,260	1,189,755	1,187,157	1,197,695	1,226,703	1,241,498	1,245,015	1,246,479	1,256,272
C000074079
Account Value [Line Items]
Line Graph and Table Measure Name													Class A with Maximum Sales Charge
Accumulated Value	10,000	9,694	9,676	9,705	9,678	9,762	9,780	9,771	9,735	9,689	9,461	9,505		9,561	9,620	9,612	9,669	9,745	9,710	9,749	9,796	9,734	9,726	9,654	9,701	9,629	9,604	9,606	9,570	9,638	9,650	9,671	9,664	9,620	9,594	9,664	9,743	9,822	9,845	9,904	9,917	9,997	10,019	10,080	10,150	10,086	10,098	10,101	10,132	10,269	10,348	10,298	10,298	10,557	10,564	10,656	10,628	10,633	10,617	10,670	10,707	10,732	10,629	10,623	10,668	10,673	10,688	10,753	10,726	10,660	10,635	10,680	10,671	10,476	10,423	10,167	10,003	10,120	10,039	10,231	10,054	9,827	9,793	10,107	10,137	10,350	10,200	10,364	10,366	10,296	10,319	10,321	10,272	10,038	9,979	10,408	10,620	10,571	10,565	10,559	10,458	10,442	10,563	10,686	10,798	10,905	10,751	10,853	10,761	10,822	10,935	10,849	10,826	10,862	10,954	11,006	11,109	11,249	11,321	11,339	11,367	11,448
C000074080
Account Value [Line Items]
Line Graph and Table Measure Name													Class C
Accumulated Value	10,000	10,023	9,998	10,021	9,988	10,059	10,071	10,055	10,021	9,968	9,727	9,766		9,808	9,862	9,858	9,901	9,981	9,930	9,973	10,006	9,945	9,931	9,851	9,884	9,804	9,772	9,777	9,735	9,788	9,794	9,809	9,806	9,755	9,723	9,788	9,862	9,925	9,952	10,007	10,004	10,078	10,104	10,159	10,213	10,152	10,148	10,154	10,169	10,310	10,383	10,327	10,321	10,574	10,565	10,652	10,619	10,619	10,590	10,639	10,672	10,692	10,583	10,573	10,603	10,613	10,613	10,672	10,633	10,563	10,543	10,573	10,560	10,360	10,300	10,041	9,871	9,981	9,901	10,081	9,901	9,663	9,624	9,937	9,951	10,164	10,010	10,156	10,151	10,076	10,092	10,098	10,033	9,807	9,743	10,157	10,348	10,294	10,281	10,268	10,164	10,141	10,263	10,366	10,468	10,566	10,409	10,512	10,406	10,470	10,572	10,482	10,443	10,471	10,564	10,597	10,690	10,818	10,881	10,891	10,922	10,983
C000074081
Account Value [Line Items]
Line Graph and Table Measure Name													Class I
Accumulated Value	1,000,000	1,003,116	1,001,469	1,004,601	1,002,079	1,010,013	1,012,088	1,011,359	1,007,863	1,004,283	979,936	984,706		990,720	996,969	997,318	1,002,488	1,010,529	1,007,120	1,012,333	1,016,562	1,011,227	1,009,694	1,003,346	1,007,539	1,000,246	997,832	998,202	994,741	1,001,989	1,003,413	1,005,800	1,005,281	1,001,905	999,448	1,005,995	1,014,409	1,022,774	1,026,362	1,032,803	1,033,383	1,041,907	1,045,452	1,051,005	1,058,500	1,052,050	1,053,521	1,055,048	1,057,503	1,072,033	1,081,458	1,076,508	1,076,769	1,104,037	1,103,936	1,113,791	1,112,104	1,112,835	1,110,432	1,116,157	1,120,355	1,123,163	1,113,617	1,112,194	1,117,150	1,118,928	1,119,714	1,126,712	1,124,092	1,117,504	1,116,117	1,119,989	1,119,292	1,099,088	1,094,756	1,068,212	1,050,068	1,063,686	1,054,328	1,074,749	1,057,392	1,032,688	1,029,403	1,063,617	1,065,977	1,089,698	1,072,986	1,090,550	1,090,963	1,083,860	1,086,452	1,087,979	1,081,996	1,058,574	1,052,649	1,097,008	1,119,581	1,114,658	1,114,209	1,113,797	1,103,429	1,101,909	1,116,036	1,128,111	1,140,162	1,151,756	1,135,705	1,146,695	1,137,271	1,145,131	1,157,219	1,147,214	1,145,011	1,149,124	1,160,209	1,164,770	1,175,971	1,191,039	1,198,940	1,201,038	1,204,245	1,213,242
EATON VANCE Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg Municipal Bond Index
Accumulated Value	10,000	10,016	10,047	10,121	10,149	10,310	10,316	10,330	10,279	10,171	9,792	9,907		9,972	10,041	10,063	10,136	10,297	10,260	10,343	10,422	10,369	10,394	10,338	10,446	10,323	10,293	10,331	10,294	10,412	10,420	10,446	10,473	10,405	10,341	10,455	10,580	10,660	10,717	10,887	10,928	11,078	11,119	11,209	11,386	11,294	11,315	11,343	11,378	11,582	11,731	11,306	11,164	11,519	11,614	11,809	11,754	11,757	11,721	11,898	11,971	12,047	11,855	11,929	12,029	12,065	12,098	12,198	12,153	12,065	12,030	12,133	12,152	11,820	11,777	11,395	11,080	11,245	11,061	11,353	11,104	10,678	10,589	11,084	11,116	11,435	11,177	11,425	11,399	11,300	11,413	11,458	11,293	10,962	10,869	11,559	11,828	11,767	11,782	11,782	11,636	11,602	11,780	11,887	11,981	12,099	11,923	12,129	11,952	12,012	12,131	11,926	11,830	11,837	11,911	11,887	11,990	12,268	12,420	12,449	12,460	12,577
EATON VANCE Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg Municipal Bond Index
Accumulated Value	10,000	10,016	10,047	10,121	10,149	10,310	10,316	10,330	10,279	10,171	9,792	9,907		9,972	10,041	10,063	10,136	10,297	10,260	10,343	10,422	10,369	10,394	10,338	10,446	10,323	10,293	10,331	10,294	10,412	10,420	10,446	10,473	10,405	10,341	10,455	10,580	10,660	10,717	10,887	10,928	11,078	11,119	11,209	11,386	11,294	11,315	11,343	11,378	11,582	11,731	11,306	11,164	11,519	11,614	11,809	11,754	11,757	11,721	11,898	11,971	12,047	11,855	11,929	12,029	12,065	12,098	12,198	12,153	12,065	12,030	12,133	12,152	11,820	11,777	11,395	11,080	11,245	11,061	11,353	11,104	10,678	10,589	11,084	11,116	11,435	11,177	11,425	11,399	11,300	11,413	11,458	11,293	10,962	10,869	11,559	11,828	11,767	11,782	11,782	11,636	11,602	11,780	11,887	11,981	12,099	11,923	12,129	11,952	12,012	12,131	11,926	11,830	11,837	11,911	11,887	11,990	12,268	12,420	12,449	12,460	12,577
EATON VANCE Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg Municipal Bond Index
Accumulated Value	1,000,000	1,001,573	1,004,745	1,012,133	1,014,871	1,031,016	1,031,646	1,033,038	1,027,882	1,017,098	979,165	990,660		997,192	1,004,116	1,006,296	1,013,597	1,029,684	1,025,991	1,034,292	1,042,163	1,036,864	1,039,395	1,033,830	1,044,635	1,032,337	1,029,252	1,033,051	1,029,365	1,041,152	1,042,041	1,044,569	1,047,252	1,040,472	1,034,065	1,045,510	1,058,028	1,066,026	1,071,734	1,088,675	1,092,767	1,107,832	1,111,923	1,120,884	1,138,564	1,129,438	1,131,462	1,134,291	1,137,754	1,158,196	1,173,131	1,130,579	1,116,390	1,151,904	1,161,384	1,180,945	1,175,404	1,175,653	1,172,121	1,189,810	1,197,058	1,204,686	1,185,545	1,192,856	1,202,862	1,206,450	1,209,763	1,219,797	1,215,320	1,206,549	1,203,021	1,213,263	1,215,220	1,181,956	1,177,721	1,139,543	1,108,024	1,124,484	1,106,067	1,135,291	1,110,409	1,067,791	1,058,911	1,108,440	1,111,613	1,143,544	1,117,686	1,142,485	1,139,875	1,129,998	1,141,317	1,145,832	1,129,336	1,096,237	1,086,908	1,155,907	1,182,772	1,176,731	1,178,243	1,178,205	1,163,614	1,160,200	1,177,984	1,188,721	1,198,096	1,209,937	1,192,295	1,212,891	1,195,233	1,201,223	1,213,133	1,192,574	1,182,966	1,183,725	1,191,095	1,188,689	1,199,021	1,226,788	1,242,003	1,244,852	1,245,973	1,257,666
EATON VANCE Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg Municipal Bond Index
Accumulated Value	10,000	10,016	10,047	10,121	10,149	10,310	10,316	10,330	10,279	10,171	9,792	9,907		9,972	10,041	10,063	10,136	10,297	10,260	10,343	10,422	10,369	10,394	10,338	10,446	10,323	10,293	10,331	10,294	10,412	10,420	10,446	10,473	10,405	10,341	10,455	10,580	10,660	10,717	10,887	10,928	11,078	11,119	11,209	11,386	11,294	11,315	11,343	11,378	11,582	11,731	11,306	11,164	11,519	11,614	11,809	11,754	11,757	11,721	11,898	11,971	12,047	11,855	11,929	12,029	12,065	12,098	12,198	12,153	12,065	12,030	12,133	12,152	11,820	11,777	11,395	11,080	11,245	11,061	11,353	11,104	10,678	10,589	11,084	11,116	11,435	11,177	11,425	11,399	11,300	11,413	11,458	11,293	10,962	10,869	11,559	11,828	11,767	11,782	11,782	11,636	11,602	11,780	11,887	11,981	12,099	11,923	12,129	11,952	12,012	12,131	11,926	11,830	11,837	11,911	11,887	11,990	12,268	12,420	12,449	12,460	12,577
EATON VANCE Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg Municipal Bond Index
Accumulated Value	10,000	10,016	10,047	10,121	10,149	10,310	10,316	10,330	10,279	10,171	9,792	9,907		9,972	10,041	10,063	10,136	10,297	10,260	10,343	10,422	10,369	10,394	10,338	10,446	10,323	10,293	10,331	10,294	10,412	10,420	10,446	10,473	10,405	10,341	10,455	10,580	10,660	10,717	10,887	10,928	11,078	11,119	11,209	11,386	11,294	11,315	11,343	11,378	11,582	11,731	11,306	11,164	11,519	11,614	11,809	11,754	11,757	11,721	11,898	11,971	12,047	11,855	11,929	12,029	12,065	12,098	12,198	12,153	12,065	12,030	12,133	12,152	11,820	11,777	11,395	11,080	11,245	11,061	11,353	11,104	10,678	10,589	11,084	11,116	11,435	11,177	11,425	11,399	11,300	11,413	11,458	11,293	10,962	10,869	11,559	11,828	11,767	11,782	11,782	11,636	11,602	11,780	11,887	11,981	12,099	11,923	12,129	11,952	12,012	12,131	11,926	11,830	11,837	11,911	11,887	11,990	12,268	12,420	12,449	12,460	12,577
EATON VANCE Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg Municipal Bond Index
Accumulated Value	10,000	10,016	10,047	10,121	10,149	10,310	10,316	10,330	10,279	10,171	9,792	9,907		9,972	10,041	10,063	10,136	10,297	10,260	10,343	10,422	10,369	10,394	10,338	10,446	10,323	10,293	10,331	10,294	10,412	10,420	10,446	10,473	10,405	10,341	10,455	10,580	10,660	10,717	10,887	10,928	11,078	11,119	11,209	11,386	11,294	11,315	11,343	11,378	11,582	11,731	11,306	11,164	11,519	11,614	11,809	11,754	11,757	11,721	11,898	11,971	12,047	11,855	11,929	12,029	12,065	12,098	12,198	12,153	12,065	12,030	12,133	12,152	11,820	11,777	11,395	11,080	11,245	11,061	11,353	11,104	10,678	10,589	11,084	11,116	11,435	11,177	11,425	11,399	11,300	11,413	11,458	11,293	10,962	10,869	11,559	11,828	11,767	11,782	11,782	11,636	11,602	11,780	11,887	11,981	12,099	11,923	12,129	11,952	12,012	12,131	11,926	11,830	11,837	11,911	11,887	11,990	12,268	12,420	12,449	12,460	12,577
EATON VANCE Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg Municipal Bond Index
Accumulated Value	1,000,000	1,001,573	1,004,745	1,012,133	1,014,871	1,031,016	1,031,646	1,033,038	1,027,882	1,017,098	979,165	990,660		997,192	1,004,116	1,006,296	1,013,597	1,029,684	1,025,991	1,034,292	1,042,163	1,036,864	1,039,395	1,033,830	1,044,635	1,032,337	1,029,252	1,033,051	1,029,365	1,041,152	1,042,041	1,044,569	1,047,252	1,040,472	1,034,065	1,045,510	1,058,028	1,066,026	1,071,734	1,088,675	1,092,767	1,107,832	1,111,923	1,120,884	1,138,564	1,129,438	1,131,462	1,134,291	1,137,754	1,158,196	1,173,131	1,130,579	1,116,390	1,151,904	1,161,384	1,180,945	1,175,404	1,175,653	1,172,121	1,189,810	1,197,058	1,204,686	1,185,545	1,192,856	1,202,862	1,206,450	1,209,763	1,219,797	1,215,320	1,206,549	1,203,021	1,213,263	1,215,220	1,181,956	1,177,721	1,139,543	1,108,024	1,124,484	1,106,067	1,135,291	1,110,409	1,067,791	1,058,911	1,108,440	1,111,613	1,143,544	1,117,686	1,142,485	1,139,875	1,129,998	1,141,317	1,145,832	1,129,336	1,096,237	1,086,908	1,155,907	1,182,772	1,176,731	1,178,243	1,178,205	1,163,614	1,160,200	1,177,984	1,188,721	1,198,096	1,209,937	1,192,295	1,212,891	1,195,233	1,201,223	1,213,133	1,192,574	1,182,966	1,183,725	1,191,095	1,188,689	1,199,021	1,226,788	1,242,003	1,244,852	1,245,973	1,257,666
EATON VANCE Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg Municipal Bond Index
Accumulated Value	10,000	10,016	10,047	10,121	10,149	10,310	10,316	10,330	10,279	10,171	9,792	9,907		9,972	10,041	10,063	10,136	10,297	10,260	10,343	10,422	10,369	10,394	10,338	10,446	10,323	10,293	10,331	10,294	10,412	10,420	10,446	10,473	10,405	10,341	10,455	10,580	10,660	10,717	10,887	10,928	11,078	11,119	11,209	11,386	11,294	11,315	11,343	11,378	11,582	11,731	11,306	11,164	11,519	11,614	11,809	11,754	11,757	11,721	11,898	11,971	12,047	11,855	11,929	12,029	12,065	12,098	12,198	12,153	12,065	12,030	12,133	12,152	11,820	11,777	11,395	11,080	11,245	11,061	11,353	11,104	10,678	10,589	11,084	11,116	11,435	11,177	11,425	11,399	11,300	11,413	11,458	11,293	10,962	10,869	11,559	11,828	11,767	11,782	11,782	11,636	11,602	11,780	11,887	11,981	12,099	11,923	12,129	11,952	12,012	12,131	11,926	11,830	11,837	11,911	11,887	11,990	12,268	12,420	12,449	12,460	12,577
EATON VANCE Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg Municipal Bond Index
Accumulated Value	10,000	10,016	10,047	10,121	10,149	10,310	10,316	10,330	10,279	10,171	9,792	9,907		9,972	10,041	10,063	10,136	10,297	10,260	10,343	10,422	10,369	10,394	10,338	10,446	10,323	10,293	10,331	10,294	10,412	10,420	10,446	10,473	10,405	10,341	10,455	10,580	10,660	10,717	10,887	10,928	11,078	11,119	11,209	11,386	11,294	11,315	11,343	11,378	11,582	11,731	11,306	11,164	11,519	11,614	11,809	11,754	11,757	11,721	11,898	11,971	12,047	11,855	11,929	12,029	12,065	12,098	12,198	12,153	12,065	12,030	12,133	12,152	11,820	11,777	11,395	11,080	11,245	11,061	11,353	11,104	10,678	10,589	11,084	11,116	11,435	11,177	11,425	11,399	11,300	11,413	11,458	11,293	10,962	10,869	11,559	11,828	11,767	11,782	11,782	11,636	11,602	11,780	11,887	11,981	12,099	11,923	12,129	11,952	12,012	12,131	11,926	11,830	11,837	11,911	11,887	11,990	12,268	12,420	12,449	12,460	12,577
EATON VANCE Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg Municipal Bond Index
Accumulated Value	1,000,000	1,001,573	1,004,745	1,012,133	1,014,871	1,031,016	1,031,646	1,033,038	1,027,882	1,017,098	979,165	990,660		997,192	1,004,116	1,006,296	1,013,597	1,029,684	1,025,991	1,034,292	1,042,163	1,036,864	1,039,395	1,033,830	1,044,635	1,032,337	1,029,252	1,033,051	1,029,365	1,041,152	1,042,041	1,044,569	1,047,252	1,040,472	1,034,065	1,045,510	1,058,028	1,066,026	1,071,734	1,088,675	1,092,767	1,107,832	1,111,923	1,120,884	1,138,564	1,129,438	1,131,462	1,134,291	1,137,754	1,158,196	1,173,131	1,130,579	1,116,390	1,151,904	1,161,384	1,180,945	1,175,404	1,175,653	1,172,121	1,189,810	1,197,058	1,204,686	1,185,545	1,192,856	1,202,862	1,206,450	1,209,763	1,219,797	1,215,320	1,206,549	1,203,021	1,213,263	1,215,220	1,181,956	1,177,721	1,139,543	1,108,024	1,124,484	1,106,067	1,135,291	1,110,409	1,067,791	1,058,911	1,108,440	1,111,613	1,143,544	1,117,686	1,142,485	1,139,875	1,129,998	1,141,317	1,145,832	1,129,336	1,096,237	1,086,908	1,155,907	1,182,772	1,176,731	1,178,243	1,178,205	1,163,614	1,160,200	1,177,984	1,188,721	1,198,096	1,209,937	1,192,295	1,212,891	1,195,233	1,201,223	1,213,133	1,192,574	1,182,966	1,183,725	1,191,095	1,188,689	1,199,021	1,226,788	1,242,003	1,244,852	1,245,973	1,257,666
EATON VANCE Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg Municipal Bond Index
Accumulated Value	10,000	10,016	10,047	10,121	10,149	10,310	10,316	10,330	10,279	10,171	9,792	9,907		9,972	10,041	10,063	10,136	10,297	10,260	10,343	10,422	10,369	10,394	10,338	10,446	10,323	10,293	10,331	10,294	10,412	10,420	10,446	10,473	10,405	10,341	10,455	10,580	10,660	10,717	10,887	10,928	11,078	11,119	11,209	11,386	11,294	11,315	11,343	11,378	11,582	11,731	11,306	11,164	11,519	11,614	11,809	11,754	11,757	11,721	11,898	11,971	12,047	11,855	11,929	12,029	12,065	12,098	12,198	12,153	12,065	12,030	12,133	12,152	11,820	11,777	11,395	11,080	11,245	11,061	11,353	11,104	10,678	10,589	11,084	11,116	11,435	11,177	11,425	11,399	11,300	11,413	11,458	11,293	10,962	10,869	11,559	11,828	11,767	11,782	11,782	11,636	11,602	11,780	11,887	11,981	12,099	11,923	12,129	11,952	12,012	12,131	11,926	11,830	11,837	11,911	11,887	11,990	12,268	12,420	12,449	12,460	12,577
EATON VANCE Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg Municipal Bond Index
Accumulated Value	10,000	10,016	10,047	10,121	10,149	10,310	10,316	10,330	10,279	10,171	9,792	9,907		9,972	10,041	10,063	10,136	10,297	10,260	10,343	10,422	10,369	10,394	10,338	10,446	10,323	10,293	10,331	10,294	10,412	10,420	10,446	10,473	10,405	10,341	10,455	10,580	10,660	10,717	10,887	10,928	11,078	11,119	11,209	11,386	11,294	11,315	11,343	11,378	11,582	11,731	11,306	11,164	11,519	11,614	11,809	11,754	11,757	11,721	11,898	11,971	12,047	11,855	11,929	12,029	12,065	12,098	12,198	12,153	12,065	12,030	12,133	12,152	11,820	11,777	11,395	11,080	11,245	11,061	11,353	11,104	10,678	10,589	11,084	11,116	11,435	11,177	11,425	11,399	11,300	11,413	11,458	11,293	10,962	10,869	11,559	11,828	11,767	11,782	11,782	11,636	11,602	11,780	11,887	11,981	12,099	11,923	12,129	11,952	12,012	12,131	11,926	11,830	11,837	11,911	11,887	11,990	12,268	12,420	12,449	12,460	12,577
EATON VANCE Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg Municipal Bond Index
Accumulated Value	1,000,000	1,001,573	1,004,745	1,012,133	1,014,871	1,031,016	1,031,646	1,033,038	1,027,882	1,017,098	979,165	990,660		997,192	1,004,116	1,006,296	1,013,597	1,029,684	1,025,991	1,034,292	1,042,163	1,036,864	1,039,395	1,033,830	1,044,635	1,032,337	1,029,252	1,033,051	1,029,365	1,041,152	1,042,041	1,044,569	1,047,252	1,040,472	1,034,065	1,045,510	1,058,028	1,066,026	1,071,734	1,088,675	1,092,767	1,107,832	1,111,923	1,120,884	1,138,564	1,129,438	1,131,462	1,134,291	1,137,754	1,158,196	1,173,131	1,130,579	1,116,390	1,151,904	1,161,384	1,180,945	1,175,404	1,175,653	1,172,121	1,189,810	1,197,058	1,204,686	1,185,545	1,192,856	1,202,862	1,206,450	1,209,763	1,219,797	1,215,320	1,206,549	1,203,021	1,213,263	1,215,220	1,181,956	1,177,721	1,139,543	1,108,024	1,124,484	1,106,067	1,135,291	1,110,409	1,067,791	1,058,911	1,108,440	1,111,613	1,143,544	1,117,686	1,142,485	1,139,875	1,129,998	1,141,317	1,145,832	1,129,336	1,096,237	1,086,908	1,155,907	1,182,772	1,176,731	1,178,243	1,178,205	1,163,614	1,160,200	1,177,984	1,188,721	1,198,096	1,209,937	1,192,295	1,212,891	1,195,233	1,201,223	1,213,133	1,192,574	1,182,966	1,183,725	1,191,095	1,188,689	1,199,021	1,226,788	1,242,003	1,244,852	1,245,973	1,257,666
EATON VANCE Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg Municipal Bond Index
Accumulated Value	10,000	10,016	10,047	10,121	10,149	10,310	10,316	10,330	10,279	10,171	9,792	9,907		9,972	10,041	10,063	10,136	10,297	10,260	10,343	10,422	10,369	10,394	10,338	10,446	10,323	10,293	10,331	10,294	10,412	10,420	10,446	10,473	10,405	10,341	10,455	10,580	10,660	10,717	10,887	10,928	11,078	11,119	11,209	11,386	11,294	11,315	11,343	11,378	11,582	11,731	11,306	11,164	11,519	11,614	11,809	11,754	11,757	11,721	11,898	11,971	12,047	11,855	11,929	12,029	12,065	12,098	12,198	12,153	12,065	12,030	12,133	12,152	11,820	11,777	11,395	11,080	11,245	11,061	11,353	11,104	10,678	10,589	11,084	11,116	11,435	11,177	11,425	11,399	11,300	11,413	11,458	11,293	10,962	10,869	11,559	11,828	11,767	11,782	11,782	11,636	11,602	11,780	11,887	11,981	12,099	11,923	12,129	11,952	12,012	12,131	11,926	11,830	11,837	11,911	11,887	11,990	12,268	12,420	12,449	12,460	12,577
EATON VANCE Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg Municipal Bond Index
Accumulated Value	10,000	10,016	10,047	10,121	10,149	10,310	10,316	10,330	10,279	10,171	9,792	9,907		9,972	10,041	10,063	10,136	10,297	10,260	10,343	10,422	10,369	10,394	10,338	10,446	10,323	10,293	10,331	10,294	10,412	10,420	10,446	10,473	10,405	10,341	10,455	10,580	10,660	10,717	10,887	10,928	11,078	11,119	11,209	11,386	11,294	11,315	11,343	11,378	11,582	11,731	11,306	11,164	11,519	11,614	11,809	11,754	11,757	11,721	11,898	11,971	12,047	11,855	11,929	12,029	12,065	12,098	12,198	12,153	12,065	12,030	12,133	12,152	11,820	11,777	11,395	11,080	11,245	11,061	11,353	11,104	10,678	10,589	11,084	11,116	11,435	11,177	11,425	11,399	11,300	11,413	11,458	11,293	10,962	10,869	11,559	11,828	11,767	11,782	11,782	11,636	11,602	11,780	11,887	11,981	12,099	11,923	12,129	11,952	12,012	12,131	11,926	11,830	11,837	11,911	11,887	11,990	12,268	12,420	12,449	12,460	12,577
EATON VANCE Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg Municipal Bond Index
Accumulated Value	1,000,000	1,001,573	1,004,745	1,012,133	1,014,871	1,031,016	1,031,646	1,033,038	1,027,882	1,017,098	979,165	990,660		997,192	1,004,116	1,006,296	1,013,597	1,029,684	1,025,991	1,034,292	1,042,163	1,036,864	1,039,395	1,033,830	1,044,635	1,032,337	1,029,252	1,033,051	1,029,365	1,041,152	1,042,041	1,044,569	1,047,252	1,040,472	1,034,065	1,045,510	1,058,028	1,066,026	1,071,734	1,088,675	1,092,767	1,107,832	1,111,923	1,120,884	1,138,564	1,129,438	1,131,462	1,134,291	1,137,754	1,158,196	1,173,131	1,130,579	1,116,390	1,151,904	1,161,384	1,180,945	1,175,404	1,175,653	1,172,121	1,189,810	1,197,058	1,204,686	1,185,545	1,192,856	1,202,862	1,206,450	1,209,763	1,219,797	1,215,320	1,206,549	1,203,021	1,213,263	1,215,220	1,181,956	1,177,721	1,139,543	1,108,024	1,124,484	1,106,067	1,135,291	1,110,409	1,067,791	1,058,911	1,108,440	1,111,613	1,143,544	1,117,686	1,142,485	1,139,875	1,129,998	1,141,317	1,145,832	1,129,336	1,096,237	1,086,908	1,155,907	1,182,772	1,176,731	1,178,243	1,178,205	1,163,614	1,160,200	1,177,984	1,188,721	1,198,096	1,209,937	1,192,295	1,212,891	1,195,233	1,201,223	1,213,133	1,192,574	1,182,966	1,183,725	1,191,095	1,188,689	1,199,021	1,226,788	1,242,003	1,244,852	1,245,973	1,257,666
EATON VANCE Index: Bloomberg Short-Intermediate 1-10 Year Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg Short-Intermediate 1-10 Year Municipal Bond Index
Accumulated Value	10,000	10,027	10,011	10,058	10,048	10,133	10,158	10,152	10,122	10,075	9,829	9,887		9,964	10,030	10,038	10,098	10,194	10,160	10,225	10,279	10,226	10,229	10,133	10,187	10,146	10,127	10,130	10,101	10,183	10,211	10,247	10,251	10,202	10,182	10,264	10,359	10,445	10,491	10,571	10,580	10,687	10,734	10,810	10,886	10,806	10,846	10,870	10,901	11,029	11,098	10,835	10,814	11,082	11,125	11,245	11,229	11,241	11,219	11,295	11,334	11,373	11,268	11,310	11,358	11,363	11,368	11,434	11,423	11,371	11,341	11,369	11,382	11,143	11,110	10,872	10,703	10,849	10,810	10,997	10,833	10,566	10,544	10,825	10,869	11,071	10,880	11,069	11,027	10,937	11,009	11,044	10,971	10,794	10,778	11,172	11,339	11,304	11,312	11,298	11,210	11,145	11,263	11,366	11,492	11,569	11,450	11,548	11,467	11,543	11,642	11,560	11,499	11,594	11,692	11,764	11,857	11,950	11,982	12,009	12,042	12,157
EATON VANCE Index: Bloomberg Short-Intermediate 1-10 Year Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg Short-Intermediate 1-10 Year Municipal Bond Index
Accumulated Value	10,000	10,027	10,011	10,058	10,048	10,133	10,158	10,152	10,122	10,075	9,829	9,887		9,964	10,030	10,038	10,098	10,194	10,160	10,225	10,279	10,226	10,229	10,133	10,187	10,146	10,127	10,130	10,101	10,183	10,211	10,247	10,251	10,202	10,182	10,264	10,359	10,445	10,491	10,571	10,580	10,687	10,734	10,810	10,886	10,806	10,846	10,870	10,901	11,029	11,098	10,835	10,814	11,082	11,125	11,245	11,229	11,241	11,219	11,295	11,334	11,373	11,268	11,310	11,358	11,363	11,368	11,434	11,423	11,371	11,341	11,369	11,382	11,143	11,110	10,872	10,703	10,849	10,810	10,997	10,833	10,566	10,544	10,825	10,869	11,071	10,880	11,069	11,027	10,937	11,009	11,044	10,971	10,794	10,778	11,172	11,339	11,304	11,312	11,298	11,210	11,145	11,263	11,366	11,492	11,569	11,450	11,548	11,467	11,543	11,642	11,560	11,499	11,594	11,692	11,764	11,857	11,950	11,982	12,009	12,042	12,157
EATON VANCE Index: Bloomberg Short-Intermediate 1-10 Year Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg Short-Intermediate 1-10 Year Municipal Bond Index
Accumulated Value	1,000,000	1,002,695	1,001,119	1,005,756	1,004,839	1,013,300	1,015,780	1,015,206	1,012,152	1,007,527	982,933	988,693		996,429	1,002,983	1,003,811	1,009,771	1,019,430	1,015,995	1,022,477	1,027,929	1,022,591	1,022,941	1,013,320	1,018,697	1,014,649	1,012,663	1,013,013	1,010,095	1,018,251	1,021,075	1,024,672	1,025,063	1,020,181	1,018,238	1,026,380	1,035,908	1,044,518	1,049,104	1,057,064	1,057,976	1,068,705	1,073,373	1,081,022	1,088,552	1,080,592	1,084,565	1,086,996	1,090,123	1,102,881	1,109,776	1,083,487	1,081,381	1,108,159	1,112,530	1,124,517	1,122,944	1,124,139	1,121,860	1,129,458	1,133,396	1,137,288	1,126,833	1,131,029	1,135,776	1,136,299	1,136,834	1,143,375	1,142,273	1,137,078	1,134,089	1,136,863	1,138,246	1,114,264	1,110,960	1,087,154	1,070,327	1,084,917	1,080,961	1,099,727	1,083,338	1,056,592	1,054,393	1,082,462	1,086,867	1,107,147	1,088,029	1,106,873	1,102,695	1,093,699	1,100,862	1,104,352	1,097,070	1,079,398	1,077,762	1,117,163	1,133,863	1,130,371	1,131,177	1,129,772	1,120,995	1,114,546	1,126,255	1,136,647	1,149,207	1,156,924	1,144,996	1,154,803	1,146,739	1,154,345	1,164,221	1,155,979	1,149,917	1,159,387	1,169,153	1,176,380	1,185,654	1,195,018	1,198,187	1,200,888	1,204,231	1,215,687
EATON VANCE Index: Bloomberg 10 Year Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg 10 Year Municipal Bond Index
Accumulated Value	10,000	10,009	10,039	10,120	10,122	10,292	10,300	10,310	10,280	10,156	9,700	9,840		9,913	9,982	10,015	10,111	10,292	10,251	10,346	10,420	10,360	10,382	10,290	10,414	10,254	10,210	10,246	10,223	10,331	10,338	10,378	10,410	10,345	10,285	10,419	10,561	10,675	10,734	10,893	10,922	11,086	11,127	11,223	11,396	11,285	11,302	11,330	11,374	11,594	11,731	11,329	11,214	11,580	11,655	11,863	11,799	11,803	11,766	11,941	12,014	12,083	11,878	11,946	12,039	12,059	12,082	12,196	12,164	12,063	12,016	12,102	12,129	11,779	11,741	11,374	11,072	11,249	11,128	11,454	11,244	10,845	10,787	11,238	11,332	11,637	11,405	11,644	11,618	11,490	11,576	11,628	11,470	11,154	11,086	11,715	11,987	11,927	11,933	11,922	11,762	11,623	11,798	11,893	12,001	12,110	11,909	12,089	11,948	12,046	12,189	11,979	11,891	11,968	12,072	12,085	12,195	12,438	12,590	12,624	12,655	12,803
EATON VANCE Index: Bloomberg 15 Year Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg 15 Year Municipal Bond Index
Accumulated Value	10,000	9,999	10,060	10,149	10,187	10,390	10,379	10,401	10,345	10,189	9,712	9,883		9,933	10,002	10,033	10,127	10,329	10,278	10,369	10,468	10,435	10,473	10,421	10,569	10,381	10,343	10,408	10,383	10,511	10,508	10,532	10,581	10,503	10,412	10,563	10,715	10,804	10,867	11,084	11,135	11,312	11,354	11,461	11,703	11,591	11,599	11,628	11,669	11,936	12,131	11,630	11,412	11,822	11,943	12,191	12,101	12,106	12,063	12,312	12,407	12,504	12,255	12,340	12,476	12,523	12,560	12,691	12,634	12,518	12,475	12,622	12,644	12,245	12,204	11,739	11,349	11,515	11,285	11,652	11,383	10,888	10,803	11,395	11,448	11,800	11,529	11,809	11,804	11,688	11,807	11,872	11,664	11,238	11,124	11,967	12,293	12,227	12,248	12,288	12,099	12,052	12,270	12,379	12,428	12,569	12,355	12,606	12,390	12,472	12,620	12,316	12,215	12,203	12,267	12,194	12,312	12,688	12,966	13,013	13,048	13,217
EATON VANCE Index: Bloomberg 10 Year Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg 10 Year Municipal Bond Index
Accumulated Value	10,000	10,009	10,039	10,120	10,122	10,292	10,300	10,310	10,280	10,156	9,700	9,840		9,913	9,982	10,015	10,111	10,292	10,251	10,346	10,420	10,360	10,382	10,290	10,414	10,254	10,210	10,246	10,223	10,331	10,338	10,378	10,410	10,345	10,285	10,419	10,561	10,675	10,734	10,893	10,922	11,086	11,127	11,223	11,396	11,285	11,302	11,330	11,374	11,594	11,731	11,329	11,214	11,580	11,655	11,863	11,799	11,803	11,766	11,941	12,014	12,083	11,878	11,946	12,039	12,059	12,082	12,196	12,164	12,063	12,016	12,102	12,129	11,779	11,741	11,374	11,072	11,249	11,128	11,454	11,244	10,845	10,787	11,238	11,332	11,637	11,405	11,644	11,618	11,490	11,576	11,628	11,470	11,154	11,086	11,715	11,987	11,927	11,933	11,922	11,762	11,623	11,798	11,893	12,001	12,110	11,909	12,089	11,948	12,046	12,189	11,979	11,891	11,968	12,072	12,085	12,195	12,438	12,590	12,624	12,655	12,803
EATON VANCE Index: Bloomberg 15 Year Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg 15 Year Municipal Bond Index
Accumulated Value	10,000	9,999	10,060	10,149	10,187	10,390	10,379	10,401	10,345	10,189	9,712	9,883		9,933	10,002	10,033	10,127	10,329	10,278	10,369	10,468	10,435	10,473	10,421	10,569	10,381	10,343	10,408	10,383	10,511	10,508	10,532	10,581	10,503	10,412	10,563	10,715	10,804	10,867	11,084	11,135	11,312	11,354	11,461	11,703	11,591	11,599	11,628	11,669	11,936	12,131	11,630	11,412	11,822	11,943	12,191	12,101	12,106	12,063	12,312	12,407	12,504	12,255	12,340	12,476	12,523	12,560	12,691	12,634	12,518	12,475	12,622	12,644	12,245	12,204	11,739	11,349	11,515	11,285	11,652	11,383	10,888	10,803	11,395	11,448	11,800	11,529	11,809	11,804	11,688	11,807	11,872	11,664	11,238	11,124	11,967	12,293	12,227	12,248	12,288	12,099	12,052	12,270	12,379	12,428	12,569	12,355	12,606	12,390	12,472	12,620	12,316	12,215	12,203	12,267	12,194	12,312	12,688	12,966	13,013	13,048	13,217
EATON VANCE Index: Bloomberg 10 Year Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg 10 Year Municipal Bond Index
Accumulated Value	1,000,000	1,000,935	1,003,894	1,011,969	1,012,186	1,029,243	1,029,971	1,031,033	1,028,041	1,015,567	970,030	983,974		991,257	998,242	1,001,490	1,011,066	1,029,182	1,025,061	1,034,601	1,041,971	1,035,962	1,038,216	1,029,006	1,041,365	1,025,412	1,021,010	1,024,593	1,022,294	1,033,122	1,033,843	1,037,757	1,040,979	1,034,478	1,028,522	1,041,853	1,056,052	1,067,532	1,073,412	1,089,327	1,092,212	1,108,619	1,112,705	1,122,341	1,139,627	1,128,503	1,130,160	1,132,973	1,137,388	1,159,411	1,173,106	1,132,877	1,121,358	1,158,038	1,165,482	1,186,278	1,179,860	1,180,304	1,176,607	1,194,080	1,201,361	1,208,255	1,187,846	1,194,555	1,203,935	1,205,934	1,208,189	1,219,619	1,216,412	1,206,334	1,201,604	1,210,192	1,212,909	1,177,854	1,174,143	1,137,367	1,107,167	1,124,947	1,112,763	1,145,374	1,124,431	1,084,454	1,078,721	1,123,755	1,133,161	1,163,742	1,140,510	1,164,418	1,161,788	1,148,968	1,157,604	1,162,828	1,146,988	1,115,375	1,108,639	1,171,528	1,198,697	1,192,717	1,193,298	1,192,196	1,176,162	1,162,292	1,179,824	1,189,303	1,200,096	1,210,957	1,190,919	1,208,947	1,194,774	1,204,570	1,218,870	1,197,868	1,189,113	1,196,764	1,207,202	1,208,508	1,219,511	1,243,784	1,258,992	1,262,350	1,265,487	1,280,253
EATON VANCE Index: Bloomberg 15 Year Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg 15 Year Municipal Bond Index
Accumulated Value	1,000,000	999,937	1,006,007	1,014,898	1,018,733	1,038,979	1,037,892	1,040,115	1,034,459	1,018,926	971,211	988,305		993,299	1,000,207	1,003,336	1,012,676	1,032,941	1,027,775	1,036,905	1,046,843	1,043,496	1,047,276	1,042,145	1,056,910	1,038,093	1,034,342	1,040,817	1,038,326	1,051,093	1,050,837	1,053,163	1,058,065	1,050,335	1,041,186	1,056,261	1,071,532	1,080,371	1,086,670	1,108,420	1,113,540	1,131,185	1,135,427	1,146,068	1,170,335	1,159,082	1,159,910	1,162,765	1,166,893	1,193,563	1,213,097	1,163,019	1,141,199	1,182,165	1,194,291	1,219,126	1,210,107	1,210,572	1,206,349	1,231,176	1,240,663	1,250,385	1,225,537	1,234,026	1,247,551	1,252,326	1,256,004	1,269,141	1,263,410	1,251,801	1,247,521	1,262,207	1,264,383	1,224,542	1,220,448	1,173,862	1,134,920	1,151,522	1,128,545	1,165,229	1,138,286	1,088,846	1,080,251	1,139,481	1,144,818	1,179,988	1,152,898	1,180,886	1,180,371	1,168,808	1,180,687	1,187,234	1,166,366	1,123,820	1,112,419	1,196,653	1,229,343	1,222,678	1,224,841	1,228,761	1,209,918	1,205,188	1,226,973	1,237,869	1,242,754	1,256,873	1,235,528	1,260,616	1,238,994	1,247,214	1,262,043	1,231,564	1,221,452	1,220,338	1,226,745	1,219,430	1,231,214	1,268,774	1,296,593	1,301,346	1,304,774	1,321,690
EATON VANCE Index: Bloomberg Municipal Managed Money Intermediate 1–17 Year Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg Municipal Managed Money Intermediate 1–17 Year Bond Index
Accumulated Value	10,000	10,012	10,024	10,100	10,098	10,254	10,263	10,262	10,219	10,107	9,697	9,827		9,895	9,960	9,982	10,071	10,237	10,188	10,270	10,338	10,271	10,288	10,196	10,307	10,172	10,132	10,164	10,129	10,238	10,248	10,277	10,295	10,225	10,168	10,297	10,433	10,536	10,593	10,736	10,759	10,905	10,946	11,048	11,201	11,089	11,112	11,136	11,174	11,380	11,502	11,204	11,125	11,525	11,542	11,719	11,645	11,654	11,609	11,771	11,811	11,850	11,636	11,697	11,787	11,803	11,815	11,923	11,884	11,783	11,745	11,835	11,856	11,502	11,470	11,094	10,796	10,991	10,859	11,165	10,924	10,527	10,488	10,941	11,000	11,307	11,035	11,300	11,253	11,111	11,206	11,244	11,077	10,745	10,687	11,349	11,626	11,551	11,552	11,533	11,367	11,262	11,440	11,548	11,657	11,767	11,563	11,744	11,589	11,664	11,793	11,577	11,501	11,568	11,659	11,676	11,780	11,988	12,121	12,153	12,187	12,333
EATON VANCE Index: Bloomberg 7 Year Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg 7 Year Municipal Bond Index
Accumulated Value	10,000	10,020	10,007	10,074	10,061	10,177	10,202	10,198	10,184	10,106	9,734	9,810		9,903	9,984	10,001	10,095	10,240	10,194	10,283	10,354	10,273	10,280	10,167	10,251	10,163	10,116	10,127	10,089	10,200	10,225	10,266	10,272	10,214	10,184	10,295	10,420	10,538	10,597	10,701	10,714	10,862	10,910	11,007	11,123	11,018	11,054	11,081	11,123	11,307	11,403	11,012	10,966	11,310	11,376	11,552	11,530	11,544	11,515	11,634	11,691	11,741	11,570	11,628	11,699	11,704	11,712	11,808	11,790	11,708	11,661	11,707	11,733	11,414	11,376	11,064	10,827	10,996	10,933	11,196	11,000	10,642	10,598	10,960	11,033	11,298	11,065	11,286	11,248	11,120	11,199	11,245	11,127	10,879	10,833	11,356	11,583	11,536	11,541	11,528	11,397	11,289	11,430	11,550	11,700	11,796	11,631	11,757	11,643	11,733	11,855	11,730	11,651	11,767	11,880	11,948	12,063	12,206	12,258	12,278	12,307	12,439
EATON VANCE Index: Bloomberg Municipal Managed Money Intermediate 1–17 Year Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg Municipal Managed Money Intermediate 1–17 Year Bond Index
Accumulated Value	10,000	10,012	10,024	10,100	10,098	10,254	10,263	10,262	10,219	10,107	9,697	9,827		9,895	9,960	9,982	10,071	10,237	10,188	10,270	10,338	10,271	10,288	10,196	10,307	10,172	10,132	10,164	10,129	10,238	10,248	10,277	10,295	10,225	10,168	10,297	10,433	10,536	10,593	10,736	10,759	10,905	10,946	11,048	11,201	11,089	11,112	11,136	11,174	11,380	11,502	11,204	11,125	11,525	11,542	11,719	11,645	11,654	11,609	11,771	11,811	11,850	11,636	11,697	11,787	11,803	11,815	11,923	11,884	11,783	11,745	11,835	11,856	11,502	11,470	11,094	10,796	10,991	10,859	11,165	10,924	10,527	10,488	10,941	11,000	11,307	11,035	11,300	11,253	11,111	11,206	11,244	11,077	10,745	10,687	11,349	11,626	11,551	11,552	11,533	11,367	11,262	11,440	11,548	11,657	11,767	11,563	11,744	11,589	11,664	11,793	11,577	11,501	11,568	11,659	11,676	11,780	11,988	12,121	12,153	12,187	12,333
EATON VANCE Index: Bloomberg 7 Year Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg 7 Year Municipal Bond Index
Accumulated Value	10,000	10,020	10,007	10,074	10,061	10,177	10,202	10,198	10,184	10,106	9,734	9,810		9,903	9,984	10,001	10,095	10,240	10,194	10,283	10,354	10,273	10,280	10,167	10,251	10,163	10,116	10,127	10,089	10,200	10,225	10,266	10,272	10,214	10,184	10,295	10,420	10,538	10,597	10,701	10,714	10,862	10,910	11,007	11,123	11,018	11,054	11,081	11,123	11,307	11,403	11,012	10,966	11,310	11,376	11,552	11,530	11,544	11,515	11,634	11,691	11,741	11,570	11,628	11,699	11,704	11,712	11,808	11,790	11,708	11,661	11,707	11,733	11,414	11,376	11,064	10,827	10,996	10,933	11,196	11,000	10,642	10,598	10,960	11,033	11,298	11,065	11,286	11,248	11,120	11,199	11,245	11,127	10,879	10,833	11,356	11,583	11,536	11,541	11,528	11,397	11,289	11,430	11,550	11,700	11,796	11,631	11,757	11,643	11,733	11,855	11,730	11,651	11,767	11,880	11,948	12,063	12,206	12,258	12,278	12,307	12,439
EATON VANCE Index: Bloomberg Municipal Managed Money Intermediate 1–17 Year Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg Municipal Managed Money Intermediate 1–17 Year Bond Index
Accumulated Value	1,000,000	1,001,197	1,002,436	1,009,975	1,009,773	1,025,413	1,026,278	1,026,185	1,021,885	1,010,719	969,669	982,732		989,467	996,020	998,162	1,007,128	1,023,690	1,018,828	1,026,987	1,033,752	1,027,083	1,028,836	1,019,621	1,030,686	1,017,208	1,013,214	1,016,390	1,012,938	1,023,785	1,024,793	1,027,685	1,029,517	1,022,498	1,016,822	1,029,654	1,043,251	1,053,578	1,059,251	1,073,649	1,075,948	1,090,537	1,094,631	1,104,754	1,120,108	1,108,920	1,111,195	1,113,590	1,117,366	1,138,001	1,150,225	1,120,426	1,112,489	1,152,533	1,154,210	1,171,881	1,164,502	1,165,351	1,160,850	1,177,057	1,181,092	1,185,015	1,163,567	1,169,737	1,178,680	1,180,298	1,181,548	1,192,286	1,188,390	1,178,311	1,174,452	1,183,450	1,185,595	1,150,214	1,147,039	1,109,378	1,079,642	1,099,067	1,085,872	1,116,477	1,092,395	1,052,732	1,048,820	1,094,112	1,100,000	1,130,666	1,103,460	1,129,998	1,125,270	1,111,133	1,120,598	1,124,435	1,107,745	1,074,470	1,068,731	1,134,893	1,162,561	1,155,065	1,155,237	1,153,318	1,136,658	1,126,202	1,143,973	1,154,802	1,165,703	1,176,715	1,156,307	1,174,415	1,158,872	1,166,350	1,179,273	1,157,654	1,150,135	1,156,772	1,165,928	1,167,636	1,177,980	1,198,764	1,212,102	1,215,303	1,218,691	1,233,342
EATON VANCE Index: Bloomberg 7 Year Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg 7 Year Municipal Bond Index
Accumulated Value	1,000,000	1,002,026	1,000,689	1,007,393	1,006,073	1,017,672	1,020,176	1,019,824	1,018,361	1,010,591	973,382	981,005		990,349	998,409	1,000,121	1,009,450	1,024,006	1,019,423	1,028,285	1,035,409	1,027,324	1,028,030	1,016,690	1,025,064	1,016,250	1,011,589	1,012,726	1,008,887	1,020,002	1,022,515	1,026,638	1,027,246	1,021,378	1,018,354	1,029,534	1,042,030	1,053,828	1,059,728	1,070,050	1,071,384	1,086,211	1,091,024	1,100,735	1,112,278	1,101,760	1,105,421	1,108,116	1,112,278	1,130,675	1,140,289	1,101,199	1,096,625	1,131,020	1,137,647	1,155,210	1,153,040	1,154,392	1,151,519	1,163,415	1,169,092	1,174,136	1,156,963	1,162,799	1,169,889	1,170,439	1,171,169	1,180,759	1,179,026	1,170,816	1,166,055	1,170,669	1,173,291	1,141,361	1,137,586	1,106,394	1,082,707	1,099,634	1,093,339	1,119,649	1,100,048	1,064,203	1,059,816	1,096,036	1,103,270	1,129,848	1,106,526	1,128,612	1,124,768	1,111,971	1,119,863	1,124,481	1,112,697	1,087,923	1,083,319	1,135,627	1,158,319	1,153,635	1,154,090	1,152,792	1,139,689	1,128,872	1,142,951	1,154,963	1,169,952	1,179,563	1,163,114	1,175,732	1,164,263	1,173,267	1,185,548	1,172,967	1,165,100	1,176,741	1,188,013	1,194,810	1,206,278	1,220,571	1,225,805	1,227,819	1,230,671	1,243,926
EATON VANCE Index: Bloomberg Municipal Managed Money 1–7 Year Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg Municipal Managed Money 1–7 Year Bond Index
Accumulated Value	10,000	10,032	9,994	10,038	10,017	10,095	10,127	10,120	10,083	10,043	9,799	9,850		9,941	10,006	10,008	10,070	10,161	10,119	10,182	10,232	10,160	10,156	10,042	10,088	10,063	10,041	10,035	9,997	10,082	10,114	10,146	10,140	10,088	10,070	10,152	10,246	10,333	10,374	10,433	10,431	10,532	10,580	10,660	10,710	10,627	10,676	10,697	10,724	10,839	10,887	10,712	10,717	11,011	11,005	11,100	11,082	11,098	11,070	11,127	11,146	11,162	11,049	11,084	11,126	11,122	11,118	11,183	11,173	11,121	11,092	11,112	11,125	10,875	10,841	10,605	10,444	10,605	10,581	10,766	10,584	10,312	10,299	10,572	10,611	10,813	10,598	10,801	10,735	10,630	10,702	10,728	10,657	10,480	10,474	10,864	11,022	10,977	10,977	10,946	10,854	10,785	10,898	11,005	11,147	11,215	11,094	11,180	11,099	11,164	11,253	11,181	11,128	11,236	11,336	11,423	11,508	11,554	11,548	11,575	11,614	11,724
EATON VANCE Index: Bloomberg 5 Year Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg 5 Year Municipal Bond Index
Accumulated Value	10,000	10,038	10,000	10,049	10,028	10,116	10,154	10,154	10,114	10,069	9,799	9,848		9,951	10,032	10,035	10,104	10,204	10,160	10,235	10,300	10,229	10,226	10,111	10,157	10,133	10,103	10,100	10,061	10,160	10,187	10,228	10,224	10,167	10,148	10,229	10,328	10,422	10,473	10,546	10,549	10,662	10,721	10,810	10,872	10,779	10,834	10,857	10,891	11,023	11,089	10,777	10,765	11,071	11,128	11,258	11,253	11,271	11,248	11,318	11,358	11,396	11,273	11,323	11,374	11,375	11,378	11,452	11,445	11,393	11,359	11,382	11,397	11,121	11,077	10,816	10,638	10,803	10,770	10,966	10,780	10,478	10,455	10,749	10,797	11,015	10,801	11,006	10,956	10,850	10,926	10,960	10,886	10,704	10,688	11,093	11,263	11,227	11,234	11,221	11,129	11,057	11,173	11,288	11,433	11,513	11,394	11,479	11,394	11,467	11,566	11,498	11,439	11,548	11,653	11,752	11,851	11,908	11,906	11,933	11,967	12,084
EATON VANCE Index: Bloomberg Municipal Managed Money 1–7 Year Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg Municipal Managed Money 1–7 Year Bond Index
Accumulated Value	10,000	10,032	9,994	10,038	10,017	10,095	10,127	10,120	10,083	10,043	9,799	9,850		9,941	10,006	10,008	10,070	10,161	10,119	10,182	10,232	10,160	10,156	10,042	10,088	10,063	10,041	10,035	9,997	10,082	10,114	10,146	10,140	10,088	10,070	10,152	10,246	10,333	10,374	10,433	10,431	10,532	10,580	10,660	10,710	10,627	10,676	10,697	10,724	10,839	10,887	10,712	10,717	11,011	11,005	11,100	11,082	11,098	11,070	11,127	11,146	11,162	11,049	11,084	11,126	11,122	11,118	11,183	11,173	11,121	11,092	11,112	11,125	10,875	10,841	10,605	10,444	10,605	10,581	10,766	10,584	10,312	10,299	10,572	10,611	10,813	10,598	10,801	10,735	10,630	10,702	10,728	10,657	10,480	10,474	10,864	11,022	10,977	10,977	10,946	10,854	10,785	10,898	11,005	11,147	11,215	11,094	11,180	11,099	11,164	11,253	11,181	11,128	11,236	11,336	11,423	11,508	11,554	11,548	11,575	11,614	11,724
EATON VANCE Index: Bloomberg 5 Year Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg 5 Year Municipal Bond Index
Accumulated Value	10,000	10,038	10,000	10,049	10,028	10,116	10,154	10,154	10,114	10,069	9,799	9,848		9,951	10,032	10,035	10,104	10,204	10,160	10,235	10,300	10,229	10,226	10,111	10,157	10,133	10,103	10,100	10,061	10,160	10,187	10,228	10,224	10,167	10,148	10,229	10,328	10,422	10,473	10,546	10,549	10,662	10,721	10,810	10,872	10,779	10,834	10,857	10,891	11,023	11,089	10,777	10,765	11,071	11,128	11,258	11,253	11,271	11,248	11,318	11,358	11,396	11,273	11,323	11,374	11,375	11,378	11,452	11,445	11,393	11,359	11,382	11,397	11,121	11,077	10,816	10,638	10,803	10,770	10,966	10,780	10,478	10,455	10,749	10,797	11,015	10,801	11,006	10,956	10,850	10,926	10,960	10,886	10,704	10,688	11,093	11,263	11,227	11,234	11,221	11,129	11,057	11,173	11,288	11,433	11,513	11,394	11,479	11,394	11,467	11,566	11,498	11,439	11,548	11,653	11,752	11,851	11,908	11,906	11,933	11,967	12,084
EATON VANCE Index: Bloomberg Municipal Managed Money 1–7 Year Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg Municipal Managed Money 1–7 Year Bond Index
Accumulated Value	1,000,000	1,003,226	999,408	1,003,814	1,001,694	1,009,516	1,012,657	1,011,978	1,008,288	1,004,278	979,901	984,969		994,064	1,000,647	1,000,821	1,007,014	1,016,078	1,011,890	1,018,248	1,023,187	1,015,992	1,015,560	1,004,206	1,008,752	1,006,326	1,004,100	1,003,533	999,693	1,008,181	1,011,394	1,014,605	1,014,035	1,008,821	1,007,018	1,015,198	1,024,630	1,033,290	1,037,421	1,043,341	1,043,083	1,053,178	1,057,961	1,066,004	1,070,988	1,062,720	1,067,592	1,069,665	1,072,442	1,083,909	1,088,700	1,071,242	1,071,673	1,101,140	1,100,526	1,109,981	1,108,166	1,109,806	1,107,021	1,112,733	1,114,557	1,116,212	1,104,861	1,108,401	1,112,600	1,112,197	1,111,802	1,118,329	1,117,306	1,112,103	1,109,164	1,111,215	1,112,466	1,087,493	1,084,059	1,060,490	1,044,392	1,060,470	1,058,096	1,076,617	1,058,412	1,031,215	1,029,873	1,057,225	1,061,075	1,081,330	1,059,789	1,080,112	1,073,518	1,062,950	1,070,172	1,072,824	1,065,727	1,048,030	1,047,419	1,086,359	1,102,198	1,097,694	1,097,749	1,094,561	1,085,431	1,078,485	1,089,792	1,100,481	1,114,677	1,121,517	1,109,368	1,117,972	1,109,937	1,116,446	1,125,313	1,118,073	1,112,840	1,123,633	1,133,550	1,142,332	1,150,849	1,155,355	1,154,756	1,157,493	1,161,432	1,172,446
EATON VANCE Index: Bloomberg 5 Year Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg 5 Year Municipal Bond Index
Accumulated Value	$ 1,000,000	$ 1,003,824	$ 999,970	$ 1,004,876	$ 1,002,791	$ 1,011,582	$ 1,015,400	$ 1,015,389	$ 1,011,389	$ 1,006,888	$ 979,905	$ 984,765		$ 995,072	$ 1,003,206	$ 1,003,467	$ 1,010,398	$ 1,020,395	$ 1,015,994	$ 1,023,512	$ 1,030,021	$ 1,022,882	$ 1,022,608	$ 1,011,052	$ 1,015,701	$ 1,013,340	$ 1,010,324	$ 1,009,951	$ 1,006,063	$ 1,016,016	$ 1,018,742	$ 1,022,756	$ 1,022,383	$ 1,016,746	$ 1,014,774	$ 1,022,852	$ 1,032,815	$ 1,042,191	$ 1,047,269	$ 1,054,591	$ 1,054,869	$ 1,066,223	$ 1,072,093	$ 1,080,999	$ 1,087,173	$ 1,077,931	$ 1,083,449	$ 1,085,692	$ 1,089,053	$ 1,102,308	$ 1,108,882	$ 1,077,713	$ 1,076,457	$ 1,107,055	$ 1,112,820	$ 1,125,760	$ 1,125,302	$ 1,127,093	$ 1,124,794	$ 1,131,772	$ 1,135,817	$ 1,139,571	$ 1,127,302	$ 1,132,344	$ 1,137,437	$ 1,137,526	$ 1,137,751	$ 1,145,178	$ 1,144,482	$ 1,139,263	$ 1,135,919	$ 1,138,195	$ 1,139,700	$ 1,112,063	$ 1,107,650	$ 1,081,589	$ 1,063,751	$ 1,080,341	$ 1,077,005	$ 1,096,559	$ 1,077,995	$ 1,047,797	$ 1,045,460	$ 1,074,857	$ 1,079,738	$ 1,101,540	$ 1,080,136	$ 1,100,569	$ 1,095,594	$ 1,085,027	$ 1,092,639	$ 1,095,996	$ 1,088,602	$ 1,070,410	$ 1,068,845	$ 1,109,285	$ 1,126,250	$ 1,122,675	$ 1,123,387	$ 1,122,051	$ 1,112,881	$ 1,105,679	$ 1,117,317	$ 1,128,771	$ 1,143,322	$ 1,151,332	$ 1,139,387	$ 1,147,889	$ 1,139,387	$ 1,146,682	$ 1,156,568	$ 1,149,776	$ 1,143,935	$ 1,154,753	$ 1,165,264	$ 1,175,233	$ 1,185,073	$ 1,190,773	$ 1,190,618	$ 1,193,327	$ 1,196,697	$ 1,208,380